[On Chapman and Cutler LLP Letterhead]
February 1, 2017
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Destra Investment Trust (the “Registrant”)
(Registration Nos. 333-167073 and 811-22417)

Ladies and Gentlemen:
On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Destra Dividend Total Return Fund, Destra Flaherty & Crumrine Preferred and Income Fund, Destra Focused Equity Fund and Destra Wolverine Alternative Opportunities Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post‑Effective Amendment No. 54 was filed electronically with the Securities and Exchange Commission on January 27, 2017.
If you have any questions or comments, please telephone the undersigned at (312) 845‑3484.
Very truly yours,

Chapman and Cutler llp

By: /s/ Morrison C. Warren
   Morrison C. Warren